Accounts Receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable Net
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Accounts receivable	2,844,356	3,987,642	3,030,608
Less: allowance for expected credit losses	(6,170)	(6,170)	(4,689)
Accounts receivable, net	2,838,186	3,981,472	3,025,919

Accounts receivable, net consisted of the following as of December 31:

	2023 SGD	2024 SGD	2024 USD
Accounts receivable	3,535,071	2,844,356	2,133,268
Less: allowance for credit loss	(6,170)	(6,170)	(4,628)
Accounts receivable, net	3,528,901	2,838,186	2,128,640

Schedule of Allowance for Accounts Receivable

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	6,170	4,628
Addition	-	2,750	-	-
Write-off	-	(2,750)	-	-
Balance at end of the year	6,170	6,170	6,170	4,628